13) Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Administrative Expenses Tables Abstract
Other administrative expenses
	R$ thousand
	Years ended December 31
	2020	2019	2018
Outsourced services	(4,768,664)	(4,808,331)	(4,598,748)
Communication	(1,333,127)	(1,570,224)	(1,541,742)
Data processing	(2,150,048)	(2,145,226)	(2,398,676)
Advertising and marketing	(1,052,083)	(1,300,468)	(1,136,062)
Asset maintenance	(1,299,441)	(1,231,596)	(1,112,508)
Financial system	(1,119,697)	(1,135,964)	(1,009,209)
Rental (1)	(142,448)	(180,648)	(1,142,408)
Security and surveillance	(698,206)	(744,036)	(748,577)
Transport	(651,238)	(773,208)	(749,685)
Water, electricity and gas	(373,056)	(440,613)	(412,789)
Advances to FGC (Deposit Guarantee Association)	(588,093)	(433,369)	(408,335)
Supplies	(139,371)	(191,362)	(216,768)
Travel	(77,433)	(302,170)	(286,731)
Other	(1,091,221)	(1,232,363)	(1,111,724)
Total	(15,484,126)	(16,489,578)	(16,873,962)

(1) As of January 1, 2019, the IFRS 16 standard changed the accounting for leases, eliminating rental expenses and instead requiring the recognition of depreciation of the right-of-use asset (underlying assets) and interest expense on the leases (Notes 2h, 27 and 37).